Earnings per share (Tables)	6 Months Ended
Jun. 30, 2021
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Earnings per share

	For the six-month period ended June 30,
	2020	2021
Net income (loss) attributable to shareholders of Cellectis ($ in thousands)	(12,221)	(51,787)
Adjusted weighted average number of outstanding shares, used to calculate both basic and diluted net result per share	42,469,080	44,163,914
Basic / Diluted net income (loss) per share attributable to shareholders of Cellectis
Basic net income (loss) attributable to shareholders of Cellectis per share ( $ /share)	(0.29)	(1.17)
Diluted net income (loss) attributable to shareholders of Cellectis per share ( $ /share)	(0.29)	(1.17)

	For the three-month period ended June 30,
	2020	2021
Net income (loss) attributable to shareholders of Cellectis ($ in thousands)	(32,263)	(39,919)
Adjusted weighted average number of outstanding shares, used to calculate both basic and diluted net result per share	42,472,490	45,461,310
Basic / Diluted net income (loss) per share attributable to shareholders of Cellectis per share ($ / share)
Basic net income (loss) per share ($ /share)	(0.76)	(0.88)
Diluted net income (loss) per share ($ /share)	(0.76)	(0.88)